Operating Segments (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Operating Segments [Line Items]
Total segment revenue	$ 113,031	$ 156,311	$ 176,145	$ 166,553
Intersegment eliminations	(16,747)	(24,923)	(32,855)	(27,739)
Other revenue	0	0	7,710	24
Total revenue	$ 96,284	$ 131,388	$ 151,000	$ 138,838